Tax	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Tax
10. Tax

	Note	Year ended 31 December 2021 £m	Six months ended 31 December 2020 (revised*) £m	Year ended 30 June 2020 (revised*) £m	Year ended 30 June 2019 (revised*) £m
Current tax
Current income tax charge		11.0	4.1	4.8	9.7
Adjustment in respect of prior years		(2.4)	—	(0.9)	0.2

		8.6	4.1	3.9	9.9
Deferred tax
Origination and reversal of temporary differences		(11.6)	(1.3)	(9.2)	0.4
Adjustment in respect of prior years		1.9	—	0.9	1.1
Effect of tax rate change		1.4	—	0.2	(0.2)

	17	(8.3)	(1.3)	(8.1)	1.3

Total income tax charge / (credit)		0.3	2.8	(4.2)	11.2

*	See note 1( d ) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.
The Group reported a net tax charge of £0.3m (six months ended 31 December 2020: £2.8m; year ended 30 June 2020: credit of £4.2m; year ended 30 June 2019: £11.2m). The net tax charge is reduced due to the credit from the ‘patent box’ benefit in the UK, where a lower rate of tax is applied to profits on patented income.
The UK Corporation Tax rate for the year was 19.0% (six months ended 31 December 2020: 19.0%; year ended 30 June 2020: 19.0%; year ended 30 June 2019: 19.0%). Taxation for other jurisdictions is calculated at the rates prevailing in the respective jurisdictions.
The Finance Act 2021 increased the UK Corporation Tax rate to 25% with effect from 1 April 2023. This 25% rate has been applied in the deferred tax valuations based on the expected timing of when such assets and liabilities will be recovered.
The charge for the year / period can be reconciled to the profit per the income statement as follows:

	Year ended 31 December 2021 £m	Six months ended 31 December 2020 (revised*) £m	Year ended 30 June 2020 (revised*) £m	Year ended 30 June 2019 (revised*) £m
Profit before tax	4.7	15.6	8.3	55.6

Tax at the UK corporation tax rate of 19.0% (December 2020: 19.0%; June 2020: 19.0%; June 2019: 19.0%)	0.9	3.0	1.6	10.6
Adjustment in respect of overseas tax rates	2.0	0.2	(1.3)	1.4
Adjustments in respect of prior years	(0.5)	—	—	1.3
Effect of ‘patent box’ benefit	(4.2)	0.9	(6.0)	—
Tax effect of non-deductible expenses and non-taxable income	0.9	(1.5)	1.3	(1.0)
Relief in relation to overseas entities	—	—	—	(0.3)
Overseas R&D tax credit uplift	(0.7)	0.3	(0.5)	(0.6)
Overseas withholding tax	0.5	(0.1)	0.5	—
Effect of tax rate change on deferred tax balances	1.4	—	0.2	(0.2)

Tax charge / (credit) for the year / period	0.3	2.8	(4.2)	11.2

*	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.